Liabilities Measured at Fair Value on Recurring Basis (Detail) (Put Option, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 2,040	$ 1,830
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 2,040	$ 1,830